CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Thousands	Total		Share capital	Share premium	Merger relief reserve	Investment in own shares	Retained earnings	Capital redemption reserve	Foreign exchange translation reserve
Beginning balance at Jun. 30, 2020	£ 236,327		£ 1,099	£ 221	£ 25,527	£ (1,341)	£ 214,638	£ 161	£ (3,978)
Equity-settled share-based payment transactions	11,470						11,470
Exercise of options	20		11	9		1,155	(1,155)
Hyperinflation adjustment	9						9
Transaction with owners	11,499		11	9		1,155	10,324
Profit for the period	14,507						14,507
Other comprehensive income	(3,491)								(3,491)
Total comprehensive income for the period	11,016	[1]					14,507		(3,491)
Ending balance at Dec. 31, 2020	258,842		1,110	230	25,527	(186)	239,469	161	(7,469)
Beginning balance at Jun. 30, 2021	300,669		1,114	247	30,003	(155)	283,059	161	(13,760)
Equity-settled share-based payment transactions	24,059						24,059
Exercise of options	4,310		16	4,294
Hyperinflation adjustment	147						147
Transaction with owners	28,516		16	4,294			24,206
Profit for the period	35,951						35,951
Other comprehensive income	(1,528)								(1,528)
Total comprehensive income for the period	34,423						35,951		(1,528)
Ending balance at Dec. 31, 2021	£ 363,608		£ 1,130	£ 4,541	£ 30,003	£ (155)	£ 343,216	£ 161	£ (15,288)

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C of the Company's Annual Report on Form 20-F for the fiscal year ended June 30, 2021 for details).